MATERIALS AND SUPPLIES (Tables)	12 Months Ended
Dec. 31, 2018
MATERIALS AND SUPPLIES [abstract]
Schedule of materials and supplies
	2017	2018
	RMB’000	RMB’000

Raw materials	185,639	160,048
Reusable rail-line track materials	76,017	75,415
Accessories	67,493	59,261
Retailing consumables	1,578	1,493
	330,727	296,217